Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 18, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Small Cap Equity Fund (the “Fund”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) dated July 26, 2019 and Statement of Additional Information (“SAI”) dated January 28, 2020, each as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, the Fund’s investment advisory fee is reduced from 1.25% to 1.04%. In addition, effective June 18, 2020, the Fund’s Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the Fund.

I.             To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	1.04%	1.04%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	4.14%	4.03%
Total Annual Fund Operating Expenses	5.43%	5.07%
Fee Waiver and/or Expense Reimbursement[3]	(3.94)%	(3.83)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.49%	1.24%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.49% of the Fund’s average daily net assets for Class A shares and 1.24% for Class I shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$718	$126
Three Years	$1,743	$1,147
Five Years	$2,793	$2,200
Ten Years	$5,377	$4,827

RBC FUNDS TRUST

RBC Global Equity Funds

RBC Global Opportunities Fund

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC Global Opportunities Fund’s investment advisory fee is reduced from 0.76% to 0.65%; and (ii) the RBC International Opportunities Fund’s investment advisory fee is reduced from 0.80% to 0.70%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of each Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC Global Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	36.10%	1.18%	18.01%
Total Annual Fund Operating Expenses	37.00%	1.83%	18.66%
Fee Waiver and/or Expense Reimbursement[3]	(36.00)%	(1.08)%	(17.96)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	0.75%	0.70%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Class A shares, 0.75% for Class I shares and 0.70% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$102	$77	$72
Three Years	$5,420	$461	$3,346
Five Years	$8,042	$881	$5,908
Ten Years	$9,969	$2,051	$9,812

2.            In the RBC International Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	35.35%	0.46%	29.10%
Total Annual Fund Operating Expenses	36.30%	1.16%	29.80%
Fee Waiver and/or Expense Reimbursement[3]	(35.25)%	(0.36)%	(29.05)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.05%	0.80%	0.75%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.05 % of the Fund’s average daily net assets for Class A, 0.80% for Class I shares and 0.75% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$107	$82	$77
Three Years	$5,363	$330	$4,724
Five Years	$8,006	$601	$7,507
Ten Years	$10,007	$1,374	$10,258

RBC FUNDS TRUST

RBC BlueBay Funds

RBC BlueBay Emerging Market Debt Fund

RBC BlueBay High Yield Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC BlueBay Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC BlueBay Emerging Market Debt Fund’s investment advisory fee is reduced from 0.75% to 0.65%; and (ii) the RBC BlueBay High Yield Bond Fund’s investment advisory fee is reduced from 0.70% to 0.55%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the RBC BlueBay Emerging Market Debt Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC BlueBay Emerging Market Debt Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	19.37%	1.38%	32.34%
Total Annual Fund Operating Expenses	20.27%	2.03%	32.99%
Fee Waiver and/or Expense Reimbursement[3]	(19.23)%	(1.24)%	(32.25)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.79%	0.74%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.04% of the Fund’s average daily net assets for Class A shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$1,274	$133	$1,353
Three Years	$4,452	$567	$5,785
Five Years	$6,733	$1,026	$8,084
Ten Years	$10,003	$2,301	$10,080

2.             In the RBC BlueBay High Yield Bond Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.55%	0.69%
Acquired fund fees and expenses[3]	0.01%	0.01%
Total Annual Fund Operating Expenses	2.36%	1.25%
Fee Waiver and/or Expense Reimbursement[4]	(1.53)%	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.83%	0.58%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect a reduction of the advisory fee rate that became effective on June 18, 2020.
[3]
Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[4]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.82% of the Fund’s average daily net assets for Class A shares and 0.57% for Class I shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$574	$94
Three Years	$1,054	$364
Five Years	$1,560	$655
Ten Years	$2,946	$1,482

RBC Emerging Markets Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Small Cap Equity Fund (the “Fund”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) dated July 26, 2019 and Statement of Additional Information (“SAI”) dated January 28, 2020, each as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, the Fund’s investment advisory fee is reduced from 1.25% to 1.04%. In addition, effective June 18, 2020, the Fund’s Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the Fund.

I.             To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	1.04%	1.04%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	4.14%	4.03%
Total Annual Fund Operating Expenses	5.43%	5.07%
Fee Waiver and/or Expense Reimbursement[3]	(3.94)%	(3.83)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.49%	1.24%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.49% of the Fund’s average daily net assets for Class A shares and 1.24% for Class I shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$718	$126
Three Years	$1,743	$1,147
Five Years	$2,793	$2,200
Ten Years	$5,377	$4,827

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
RBC Emerging Markets Small Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	4.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.94%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[2]
One Year	rr_ExpenseExampleYear01	$ 718
Three Years	rr_ExpenseExampleYear03	1,743
Five Years	rr_ExpenseExampleYear05	2,793
Ten Years	rr_ExpenseExampleYear10	$ 5,377
RBC Emerging Markets Small Cap Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.04%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	4.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.07%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	1,147
Five Years	rr_ExpenseExampleYear05	2,200
Ten Years	rr_ExpenseExampleYear10	$ 4,827
RBC Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC Global Equity Funds

RBC Global Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC Global Opportunities Fund’s investment advisory fee is reduced from 0.76% to 0.65%; and (ii) the RBC International Opportunities Fund’s investment advisory fee is reduced from 0.80% to 0.70%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of each Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC Global Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	36.10%	1.18%	18.01%
Total Annual Fund Operating Expenses	37.00%	1.83%	18.66%
Fee Waiver and/or Expense Reimbursement[3]	(36.00)%	(1.08)%	(17.96)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	0.75%	0.70%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Class A shares, 0.75% for Class I shares and 0.70% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$102	$77	$72
Three Years	$5,420	$461	$3,346
Five Years	$8,042	$881	$5,908
Ten Years	$9,969	$2,051	$9,812

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
RBC Global Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	36.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	37.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(36.00%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	5,420
Five Years	rr_ExpenseExampleYear05	8,042
Ten Years	rr_ExpenseExampleYear10	$ 9,969
RBC Global Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	461
Five Years	rr_ExpenseExampleYear05	881
Ten Years	rr_ExpenseExampleYear10	$ 2,051
RBC Global Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	18.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	18.66%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.96%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
One Year	rr_ExpenseExampleYear01	$ 72
Three Years	rr_ExpenseExampleYear03	3,346
Five Years	rr_ExpenseExampleYear05	5,908
Ten Years	rr_ExpenseExampleYear10	$ 9,812
RBC International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC Global Equity Funds

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC Global Equity Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC Global Opportunities Fund’s investment advisory fee is reduced from 0.76% to 0.65%; and (ii) the RBC International Opportunities Fund’s investment advisory fee is reduced from 0.80% to 0.70%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of each Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

2.            In the RBC International Opportunities Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	35.35%	0.46%	29.10%
Total Annual Fund Operating Expenses	36.30%	1.16%	29.80%
Fee Waiver and/or Expense Reimbursement[3]	(35.25)%	(0.36)%	(29.05)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.05%	0.80%	0.75%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.05 % of the Fund’s average daily net assets for Class A, 0.80% for Class I shares and 0.75% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$107	$82	$77
Three Years	$5,363	$330	$4,724
Five Years	$8,006	$601	$7,507
Ten Years	$10,007	$1,374	$10,258

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
RBC International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	35.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	36.30%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(35.25%)	[2],[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	5,363
Five Years	rr_ExpenseExampleYear05	8,006
Ten Years	rr_ExpenseExampleYear10	$ 10,007
RBC International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2],[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	330
Five Years	rr_ExpenseExampleYear05	601
Ten Years	rr_ExpenseExampleYear10	$ 1,374
RBC International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	29.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.80%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(29.05%)	[2],[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	4,724
Five Years	rr_ExpenseExampleYear05	7,507
Ten Years	rr_ExpenseExampleYear10	$ 10,258
RBC BlueBay Emerging Market Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC BlueBay Funds

RBC BlueBay Emerging Market Debt Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC BlueBay Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC BlueBay Emerging Market Debt Fund’s investment advisory fee is reduced from 0.75% to 0.65%; and (ii) the RBC BlueBay High Yield Bond Fund’s investment advisory fee is reduced from 0.70% to 0.55%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the RBC BlueBay Emerging Market Debt Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

1.            In the RBC BlueBay Emerging Market Debt Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	19.37%	1.38%	32.34%
Total Annual Fund Operating Expenses	20.27%	2.03%	32.99%
Fee Waiver and/or Expense Reimbursement[3]	(19.23)%	(1.24)%	(32.25)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.79%	0.74%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.04% of the Fund’s average daily net assets for Class A shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$1,274	$133	$1,353
Three Years	$4,452	$567	$5,785
Five Years	$6,733	$1,026	$8,084
Ten Years	$10,003	$2,301	$10,080

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
RBC BlueBay Emerging Market Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	19.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.27%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)	[2],[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[2]
One Year	rr_ExpenseExampleYear01	$ 1,274
Three Years	rr_ExpenseExampleYear03	4,452
Five Years	rr_ExpenseExampleYear05	6,733
Ten Years	rr_ExpenseExampleYear10	$ 10,003
RBC BlueBay Emerging Market Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[2],[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[2]
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	567
Five Years	rr_ExpenseExampleYear05	1,026
Ten Years	rr_ExpenseExampleYear10	$ 2,301
RBC BlueBay Emerging Market Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	32.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	32.99%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(32.25%)	[2],[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
One Year	rr_ExpenseExampleYear01	$ 1,353
Three Years	rr_ExpenseExampleYear03	5,785
Five Years	rr_ExpenseExampleYear05	8,084
Ten Years	rr_ExpenseExampleYear10	$ 10,080
RBC BlueBay High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RBC FUNDS TRUST

RBC BlueBay Funds

RBC BlueBay High Yield Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2020 to the RBC BlueBay Funds prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the

Prospectus and SAI.

Effective June 18, 2020, (i) the RBC BlueBay Emerging Market Debt Fund’s investment advisory fee is reduced from 0.75% to 0.65%; and (ii) the RBC BlueBay High Yield Bond Fund’s investment advisory fee is reduced from 0.70% to 0.55%. In addition, effective June 18, 2020, the Funds’ Board of Trustees has approved a reduction in the contractual operating expense limit for each class of the RBC BlueBay Emerging Market Debt Fund.

I.            To reflect these changes, effective June 18, 2020, the Prospectus is hereby amended as follows:

2.             In the RBC BlueBay High Yield Bond Fund’s “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph are deleted and replaced with the following:

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None[1]	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.55%	0.69%
Acquired fund fees and expenses[3]	0.01%	0.01%
Total Annual Fund Operating Expenses	2.36%	1.25%
Fee Waiver and/or Expense Reimbursement[4]	(1.53)%	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.83%	0.58%

[1]
A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

[2]	Annual Fund Operating Expenses have been restated to reflect a reduction of the advisory fee rate that became effective on June 18, 2020.
[3]
Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[4]
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.82% of the Fund’s average daily net assets for Class A shares and 0.57% for Class I shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$574	$94
Three Years	$1,054	$364
Five Years	$1,560	$655
Ten Years	$2,946	$1,482

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect a reduction of the advisory fee rate that became effective on June 18, 2020.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
RBC BlueBay High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses	rr_OtherExpensesOverAssets	1.55%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[7],[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[7]
One Year	rr_ExpenseExampleYear01	$ 574
Three Years	rr_ExpenseExampleYear03	1,054
Five Years	rr_ExpenseExampleYear05	1,560
Ten Years	rr_ExpenseExampleYear10	$ 2,946
RBC BlueBay High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[7],[9]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[7]
One Year	rr_ExpenseExampleYear01	$ 94
Three Years	rr_ExpenseExampleYear03	364
Five Years	rr_ExpenseExampleYear05	655
Ten Years	rr_ExpenseExampleYear10	$ 1,482

[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the advisory fee rate and contractual operating expense limits that became effective on June 18, 2020.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.49% of the Fund's average daily net assets for Class A shares and 1.24% for Class I shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[4]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00% of the Fund's average daily net assets for Class A shares, 0.75% for Class I shares and 0.70% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[5]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.05 % of the Fund's average daily net assets for Class A, 0.80% for Class I shares and 0.75% for Class R6 shares. This expense limitation agreement is in place until July 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed for a period of 3 years from the date of such waiver or reimbursement, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[6]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding, brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.04% of the Fund's average daily net assets for Class A shares, 0.79% for Class I shares and 0.74% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[7]	Annual Fund Operating Expenses have been restated to reflect a reduction of the advisory fee rate that became effective on June 18, 2020.
[8]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[9]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.82% of the Fund's average daily net assets for Class A shares and 0.57% for Class I shares. This expense limitation agreement will remain in place until January 31, 2021 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.